Post-retirement benefit obligations - Reconciliation Plan Assets, RF, Contributions (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of net defined benefit liability (asset)
Beginning balance	R (11,352)
Ending balance	(9,490)	R (11,352)
Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	55,120	58,385
Movements recognised in the income statement:	5,758	5,238
interest income	6,115	5,470
interest on asset limitation	(357)	(232)
Actuarial gains (losses) recognised in other comprehensive income:	7,419	(7,507)
arising from return on plan assets (excluding interest income)	7,419	(7,507)
Plan participant contributions	503	504
Employer contribution	606	1,177
Benefits payments	(4,210)	(3,592)
Translation of foreign operations	(793)	915
Ending balance	64,403	55,120
Actual return on plan assets	13,177	(2,268)
South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	467
Ending balance	46	467
South Africa | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	527
South Africa | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	50,618	54,115
Movements recognised in the income statement:	5,678	5,120
interest income	6,035	5,352
interest on asset limitation	(357)	(232)
Actuarial gains (losses) recognised in other comprehensive income:	6,660	(7,481)
arising from return on plan assets (excluding interest income)	6,660	(7,481)
Plan participant contributions	503	504
Employer contribution	553	1,157
Benefits payments	(3,341)	(2,797)
Ending balance	60,671	50,618
Actual return on plan assets	12,338	(2,361)
Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	(11,819)
Ending balance	(9,536)	(11,819)
Foreign Countries | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	247
Foreign Countries | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	4,502	4,270
Movements recognised in the income statement:	80	118
interest income	80	118
Actuarial gains (losses) recognised in other comprehensive income:	759	(26)
arising from return on plan assets (excluding interest income)	759	(26)
Employer contribution	53	20
Benefits payments	(869)	(795)
Translation of foreign operations	(793)	915
Ending balance	3,732	4,502
Actual return on plan assets	R 839	R 93